CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
PROFIT/(LOSS) FOR THE YEAR	$ (3,233)	¥ (22,296)	¥ (54,971)	¥ 22,921
Other comprehensive income/(loss) that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(1,172)	(8,094)	3,252	6,172
Other comprehensive (loss)/income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	1,391	9,593	(10,909)	(5,469)
Total other comprehensive income/(loss) for the year, net of tax	219	1,499	(7,657)	703
TOTAL COMPREHENSIVE (LOSS)/ INCOME FOR THE YEAR	(3,014)	(20,797)	(62,628)	23,624
Attributable to:
Owners of the Company	(3,351)	(23,124)	(55,809)	25,039
Non-controlling interests	337	2,327	(6,819)	(1,415)
TOTAL COMPREHENSIVE (LOSS)/ INCOME FOR THE YEAR	$ (3,014)	¥ (20,797)	¥ (62,628)	¥ 23,624